Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value - Valuation Model of Warrants (Details) (Parentheticals)				6 Months Ended	12 Months Ended
	Apr. 14, 2016	May 28, 2013	Mar. 28, 2012	Jun. 30, 2017	Dec. 31, 2016
April 2016 Investor Warrants [Member]
Risk free interest rate, period (Year)	2 years 182 days			2 years 182 days	2 years 182 days
March 2012 Investor Warrants [member]
Risk free interest rate, period (Year)			5 years	5 years	5 years
May 2013 Investor Warrants [Member]
Risk free interest rate, period (Year)		5 years 182 days		5 years 182 days	5 years 182 days